FAIR VALUE, ASSETS MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION (Details) - Equity Securities [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Impairment Effects on Earnings Per Share [Line Items]
Balance at December 31, 2024
Additions
Change in fair value	324
Balance at December 31, 2025	$ 324